Joint ventures and associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interests In Other Entities [Abstract]
Commitments to make purchases from joint ventures and associates	$ 1,078	$ 1,397
Commitments to provide debt or equity funding to joint ventures and associates	$ 323	$ 405